Organization and Description of the Business (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item
Organization and Description of the Business
Number of operating segments	3	3
Ownership percentage in WCI Communities, LLC and WCI Communities Management, LLC	100.00%	100.00%